Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary share, par value (in Dollars per share)	[1]	$ 0.000625	$ 0.000625
Ordinary share, shares authorized	[1]	160,000,000	160,000,000
Ordinary share, shares issued	[1]	46,303,070	14,466,667
Ordinary share, shares outstanding	[1]	46,303,070	14,466,667

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022.